Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax benefit/expense associated with change in fair value of interest rate swap agreements	$ 1,527	$ 2,247	$ 7,045
Tax expense associated with discontinuance of cash flow swaps			1,711
Tax benefit related to the derecognition of equity component of 4.25% and 5.0% convertible notes in 2009 and 2011, respectively	627		2,887
Tax expense related to recognition of equity component of 5% convertible notes			12,823
Dividends per share	$ 0.10	$ 0.025
Tax benefit associated with change in pension actuarial loss	193
Paid-In Capital
Tax benefit related to the derecognition of equity component of 4.25% and 5.0% convertible notes in 2009 and 2011, respectively	627		2,887
Tax expense related to recognition of equity component of 5% convertible notes			12,823
Retained Earnings / (Accumulated Deficit)
Dividends per share	$ 0.10	$ 0.025
Accumulated Other Comprehensive Income (Loss)
Tax benefit/expense associated with change in fair value of interest rate swap agreements	1,527	2,247	7,045
Tax expense associated with discontinuance of cash flow swaps			1,711
Tax benefit associated with change in pension actuarial loss	$ 193